Segment Information	12 Months Ended
Dec. 31, 2017
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Segment Reporting Disclosure [Text Block]
20. Segment Information
Effective July 1, 2016, the Company’s business units were consolidated into three worldwide business segments: Property and Casualty (P&C), Specialty and Life and Health. As a result, the Company monitors the performance of its operations in these three segments. The business in the P&C and Specialty segments is collectively referred to as Non-life business. P&C, Specialty and Life and Health each separately represent markets that are reasonably homogeneous in terms of client types, buying patterns, underlying risk patterns and approach to risk management.
The P&C segment is comprised of property and casualty business underwritten, including property catastrophe and facultative risks in North America, Europe, Asia, Latin America, and Middle East, Africa and Russia. The Specialty segment is comprised of specialty business underwritten, including treaty and facultative contracts. The Life and Health segment in comprised of worldwide life, annuity, and health business.
Management measures results for the P&C and Specialty segments on the basis of the loss ratio, acquisition ratio, technical ratio, other expense ratio and combined ratio (all defined below). Management measures results for the Life and Health segment on the basis of the allocated underwriting result, which includes revenues from net premiums earned, other income or loss, net investment income allocated to life business, life policy benefits, acquisition costs and other expenses.
During the year ended December 31, 2016, the segment results for the year ended December 31, 2015 were recast to conform to the new segment presentation.

The segment results for the years ended December 31, 2017, 2016 and 2015 are presented below (in millions of U.S. dollars, except ratios).
Segment Information
For the year ended December 31, 2017

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$2,255	$1,934	$4,189	$1,399	$—	$5,588
Net premiums written	$1,996	$1,780	$3,776	$1,344	$—	$5,120
Increase in unearned premiums	(33)	(55)	(88)	(7)	—	(95)
Net premiums earned	$1,963	$1,725	$3,688	$1,337	$—	$5,025
Losses and loss expenses	(1,620)	(955)	(2,575)	(1,266)	—	(3,841)
Acquisition costs	(495)	(489)	(984)	(136)	—	(1,120)
Technical result	$(152)	$281	$129	$(65)	$—	$64
Other (loss) income	—	(1)	(1)	14	2	15
Other expenses	(71)	(33)	(104)	(61)	(183)	(348)
Underwriting result	(223)	247	$24	$(112)	n/a	$(269)
Net investment income				60	342	402
Allocated underwriting result				$(52)	n/a	n/a
Net realized and unrealized investment gains					232	232
Interest expense					(42)	(42)
Loss on redemption of debt					(2)	(2)
Amortization of intangible assets					(25)	(25)
Net foreign exchange losses					(108)	(108)
Income tax expense					(10)	(10)
Interest in earnings of equity method investments					86	86
Net income					n/a	$264
Loss ratio (1)	82.6%	55.4%	69.8%
Acquisition ratio (2)	25.2	28.4	26.7
Technical ratio (3)	107.8%	83.8%	96.5%
Other expense ratio (4)	3.6%	1.9%	2.8
Combined ratio (5)	111.4%	85.7%	99.3%

(1) Loss ratio is obtained by dividing losses and loss expenses by net premiums earned.
(2) Acquisition ratio is obtained by dividing acquisition costs by net premiums earned.
(3) Technical ratio is defined as the sum of the loss ratio and the acquisition ratio.
(4) Other expense ratio is obtained by dividing other expenses by net premiums earned.
(5) Combined ratio is defined as the sum of the technical ratio and the other expense ratio.
n/a: Not applicable
Segment Information
For the year ended December 31, 2016

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$2,269	$1,920	$4,189	$1,168	$—	$5,357
Net premiums written	$2,061	$1,776	$3,837	$1,117	$—	$4,954
Decrease (increase) in unearned premiums	25	(9)	16	—	—	16
Net premiums earned	$2,086	$1,767	$3,853	$1,117	$—	$4,970
Losses and loss expenses	(1,248)	(1,073)	(2,321)	(927)	—	(3,248)
Acquisition costs	(556)	(500)	(1,056)	(131)	—	(1,187)
Technical result	$282	$194	$476	$59	$—	$535
Other income (loss)	3	(1)	2	10	3	15
Other expenses	(141)	(88)	(229)	(66)	(177)	(472)
Underwriting result	144	105	$249	$3	n/a	$78
Net investment income				58	353	411
Allocated underwriting result				$61	n/a	n/a
Net realized and unrealized investment gains					26	26
Interest expense					(49)	(49)
Loss on redemption of debt					(22)	(22)
Amortization of intangible assets					(26)	(26)
Net foreign exchange gains					78	78
Income tax expense					(26)	(26)
Interest in losses of equity method investments					(23)	(23)
Net income					n/a	$447
Loss ratio	59.8%	60.8%	60.3%
Acquisition ratio	26.7	28.3	27.4
Technical ratio	86.5%	89.1%	87.7%
Other expense ratio	6.7%	4.9%	5.9
Combined ratio	93.2%	94.0%	93.6%

Segment Information
For the year ended December 31, 2015

	P&C segment	Specialty segment	Total Non-life	Life and Health segment	Corporate and Other	Total
Gross premiums written	$2,371	$1,906	$4,277	$1,271	$—	$5,548
Net premiums written	$2,236	$1,786	$4,022	$1,208	$—	$5,230
Decrease in unearned premiums	4	34	$38	1	—	$39
Net premiums earned	$2,240	$1,820	$4,060	$1,209	$—	$5,269
Losses and loss expenses	(1,129)	(1,064)	(2,193)	(964)	—	(3,157)
Acquisition costs	(570)	(494)	(1,064)	(153)	—	(1,217)
Technical result	$541	$262	$803	$92	$—	$895
Other income	—	—	—	6	3	9
Other expenses	(137)	(82)	(219)	(63)	(509)	(791)
Underwriting result	404	180	$584	$35	n/a	$113
Net investment income				59	391	450
Allocated underwriting result				$94	n/a	n/a
Net realized and unrealized investment losses					(297)	(297)
Interest expense					(49)	(49)
Amortization of intangible assets					(27)	(27)
Net foreign exchange losses					(9)	(9)
Income tax expense					(80)	(80)
Interest in earnings of equity method investments					6	6
Net income					n/a	$107
Loss ratio	50.4%	58.5%	54.0%
Acquisition ratio	25.4	27.1	26.2
Technical ratio	75.8%	85.6%	80.2%
Other expense ratio	6.2%	4.5%	5.4
Combined ratio	82.0%	90.1%	85.6%

     The following table provides the geographic distribution of gross premiums written based on the location of the underlying risk for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
Asia, Australia and New Zealand	13%	12%	12%
Europe	34	36	37
Latin America, Caribbean and Africa	9	8	10
North America	44	44	41
Total	100%	100%	100%

The Company produces its business both through brokers and through direct relationships with insurance company clients. None of the Company’s cedants individually accounted for more than 4%, 4% and 3% of total gross premiums written during the years ended December 31, 2017, 2016 and 2015, respectively.
The Company has two brokers that individually accounted for 10% or more of its gross premiums written during the years ended December 31, 2017, 2016 and 2015. The brokers accounted for 22%, 22% and 19% and 25%, 22% and 22% of gross premiums written for the years ended December 31, 2017, 2016 and 2015, respectively.
The following table summarizes the percentage of gross premiums written through these two brokers by segment for the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
P&C	57%	57%	54%
Specialty	56%	46%	42%
Life and Health	18%	16%	16%